CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2018
CONVERTIBLE NOTES
19. CONVERTIBLE NOTES

On November 24, 2015, the Group entered into an agreement with a third-party investor for a private placement of secured convertible notes and warrants for a gross proceeds of
US$40,050,000.
The transaction closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes shall mature in December
2018
,
subject to an extension for two years at the discretion of the investor. The convertible notes accrue interest at a rate of
12
%
per annum and are payable upon maturity of the notes. The notes are secured by the equity interest of the Group's subsidiaries (The9 Computer and C9I Shanghai), and the Group’s office buildings with a total net book value of
RMB16.0
million as of December 31, 2018. The third-party investor is entitled to put the convertible notes to the Group upon a change in control and upon an event of default. The Group has entered into a deed of settlement with the investor of convertible notes on March 12, 2019 where the Group will proceed to the disposal of office buildings and to repay both convertible notes and entrusted bank borrowing. Annual interest rate of the loan remained at 12% up to settlement date.

The notes are divided into three tranches and can be converted into a total of 11,695,513 shares of the Group's ADS at any time as follows:

Convertible Notes	Principal Amount		Conversion Price
Tranche A	US$	22,250,000	US$	2.60
Tranche B	US$	13,350,000	US$	5.20
Tranche C	US$	4,450,000	US$	7.80

The conversion prices are subject to anti-dilution adjustments in the event the Group issues ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to the issuance. As of December 31, 2018, no adjustments to the conversion prices had occurred.

The Group has determined that there was BCF attributable to the Tranche A convertible loan as the conversion price is lower than market value at the date of issuance of the convertible note. The value of the BCF is determined to be US$
8.1
million, which is equal to the intrinsic value of the conversion feature. The convertible notes are recorded at net carrying value at the date of issuance as follows:

US$
Principal Amount	40,050,000
Less:
Fair value allocated to warrants (Note 20)	8,821,883
Beneficial conversion feature	8,112,556
Issuance cost	3,200,000
Net carrying value	19,915,561

The fair value of warrants, BCF and issuance costs are recorded as debt discount and accreted to interest expense over three years using the effective interest method. The convertible notes should be repaid with principal and interest based on the agreement. As of December 31, 2017 and 2018, the total carrying amount of the convertible notes principal and interest payable is
RMB
260.6
million and RMB375.3 million (US$54.6
million), respectively. Interest expenses recognized related to the convertible notes are RMB50.4 million,
RMB77.0 million and RMB98.3 million (US$14.3
million) for the years ended December 31, 2016, 2017 and 2018, respectively.